CONSOLIDATED STATEMENT OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current assets
Intangible assets	¥ 12,950,823	$ 1,877,693	¥ 13,333,988
Property, plant and equipment	109,276,880	15,843,658	121,383,020
Investment properties	1,917,623	278,029	1,814,589
Right-of-use assets	17,273,642	2,504,443	19,042,009
Investments in joint ventures	3,339,967	484,250	3,350,959
Investments in associates	6,402,638	928,295	6,441,793
Other financial assets measured at fair value	2,161,085	313,328	457,686
Deferred tax assets	2,057,900	298,367	2,096,459
Other non-current assets	2,431,500	352,534	2,832,661
Total non-current assets	157,812,058	22,880,597	170,753,164
Current assets
Inventories	24,712,322	3,582,950	21,642,654
Trade and notes receivables	5,874,021	851,653	7,106,729
Other current assets	4,689,697	679,942	4,275,669
Restricted cash	2,443,249	354,238	1,400,988
Cash and cash equivalents	16,816,684	2,438,190	19,683,619
Total current assets	54,535,973	7,906,973	54,109,659
Total assets	212,348,031	30,787,570	224,862,823
Equity attributable to owners of the Company
Share capital	17,161,592	2,488,197	17,022,673
Shares held for employee share scheme	(404,685)	(58,674)
Other equity instruments	2,000,000	289,973	2,498,429
Other reserves	25,556,558	3,705,353	34,152,443
Retained earnings	10,089,547	1,462,846	6,810,078
Total equity attributable to owners of the Company	54,403,012	7,887,695	60,483,623
Non-controlling interests	33,352,955	4,835,724	29,213,945
Total equity	87,755,967	12,723,419	89,697,568
Non-current liabilities
Interest-bearing loans and borrowings	58,596,765	8,495,732	69,674,935
Deferred tax liabilities	1,451,692	210,476	1,403,291
Other non-current liabilities	2,176,784	315,604	2,171,427
Total non-current liabilities	62,225,241	9,021,812	73,249,653
Current liabilities
Trade and notes payables	22,536,331	3,267,461	18,588,416
Other payables and accrued liabilities	9,521,239	1,380,450	12,382,739
Contract liabilities	2,049,014	297,079	2,363,043
Financial liabilities at fair value through profit or loss	8,767	1,271	68,871
Income tax payable	392,119	56,852	847,163
Interest-bearing loans and borrowings	27,859,353	4,039,226	27,665,370
Total current liabilities	62,366,823	9,042,339	61,915,602
Total liabilities	124,592,064	18,064,151	135,165,255
Total equity and liabilities	212,348,031	30,787,570	224,862,823
Net current liabilities	(7,831,000)	(1,135,366)	(7,805,943)
Total assets less current liabilities	¥ 149,981,208	$ 21,745,231	¥ 162,947,221